Risk Management (Details) - Schedule of book value of loans with renegotiated terms - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	$ 935,826	$ 1,074,421
Commercial Loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	331,127	288,094
Mortgage loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	243,684	253,907
Consumer Loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	361,015	532,420
Subtotal [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	$ 935,826	$ 1,074,421